Income tax and social contribution (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Liabilities [Abstract]
Timing differences of depreciation - finance leasing	R$ 237,400	R$ 242,571
Adjustment to fair value of securities	5,054,596	1,200,453
Judicial deposit and others	4,733,559	4,355,929
Total	R$ 10,025,555	R$ 5,798,953